TRADE AND NOTES PAYABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
TRADE AND NOTES PAYABLES
Trade payables		¥ 8,568,438	¥ 7,767,482
Notes payable		5,439,162	4,592,959
Total trade and notes payables	$ 2,037,321	14,007,600	12,360,441
USD
TRADE AND NOTES PAYABLES
Total trade and notes payables		¥ 213,000	¥ 56,000